Label	Element	Value
Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calvert US Large-Cap Core Responsible Index ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert US Large-Cap Core Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Principal Investment Strategies"; and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Large-Cap Core Responsible Index ETF—Process":

Large companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.

Calvert US Large-Cap Core Responsible Index ETF | Real Estate Investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Calvert US Large-Cap Core Responsible Index ETF | REITs [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• REITs. Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.